Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Current:
Federal	$(2)	$(2)
State	73	91
	71	89
Deferred:
Federal	—	—
State	—	—
	$71	$89

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$62	$62
Reserves not deductible until paid	193	115
Net operating loss carryforwards
Federal	2,030	2,001
State	527	441
Federal Tax Credit	249	214
Capital loss carryforward	10	10
Other	5	8
Gross deferred tax assets	3,076	2,851
Less valuation allowance	(996)	(808)
Deferred tax assets net of valuation allowance	$2,080	$2,043
Deferred tax liabilities:
Property and equipment	$(2,072)	$(2,035)
Other	—	—
Gross deferred tax liabilities	$(2,072)	$(2,035)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
Income (loss) before income taxes	$(255)	$865
Federal statutory tax rate	35%	35%
	(89)	303

State income taxes, net of federal income tax benefits	48	59
Change in valuation allowance	188	(97)
Capital loss carryforward	—	(10)
Increase in available federal tax credit	(35)	(75)
Other nondeductible expenses	46	12
Increase in net operating loss carryforward: state	(86)	(87)
federal	1	(1)
Other, net	(2)	(15)
	$71	$89